Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments under Operating Leases [Abstract]
2025	$ 106,846
2026	29,744
Total lease payments	136,590
Less: imputed interest	(5,265)
Total operating lease liabilities, net of interest	$ 131,325	$ 64,916